Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Details) - Accounts Receivables - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	13.00%	16.00%
Customer B | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		11.00%
Customer C | Advertising and Marketing Customer (Related Party – Note 22)
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	23.00%	28.00%